United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here id Amendment[ ]; Amendment Number: _______
 This amendment (Check only one.):	[ ] is a restatement.
	[ ] adds new holdings entries.

Institutional Investment Manger Filing this Report:

Name:	Academy Capital Management
Address: 	500 N. Valley Mills Suite 200
	Waco, TX 76710

Form 13F File Number:	28-05974

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager?

Name:	Terry Joel Adam JR.
Title:	President
Phone:	254-751-0555

Signature, Place, and Date of Signing:

Electronically filed in Waco, TX on August 14, 2009

Report Type (Check only once.):

[X]13F HOLDINGS REPORT, (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ]13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

28-5974 None

FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:	0

Form 13F Information Table Entry Total:	31

Form 13F Information Table Value Total:	$229,188,000.00

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

[If there are no entries in this list, state ?NONE? and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	____	28-________________	None

	[Repeat as necessary.]

FORM 13F INFORMATION TABLE

                     TITLE OF             VALUE    SHRS OR  SH /PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
   NAME OF INSURER     CLASS   CUSSIP    (X$1000)   PRN AMT  PRNCALL  DISCRETION  MANAGERS    SOLE    SHARED   NONE
Allstate Corp          com   020002101       11,572  474,271 SH          sole                 474,271       0       0
American Express Co    com   025816109       11,513  495,399 SH          sole                 495,399       0       0
Berkshire Hathaway     com   084670207        8,609    2,973 SH          sole                   2,973       0       0
Blast Energy Services  com   093440105            1   12,000 SH          sole                  12,000       0       0
Burlington Northern    com   12189t104        4,345   59,087 SH          sole                  59,087       0       0
Citigroup Inc          com   172967101        6,2432,102,169 SH          sole               2,102,169       0       0
Coca-Cola Co.          com   191216100          406    8,464 SH          sole                   8,464       0       0
Comcast Corp           com   20030n200       13,067  926,729 SH          sole                 926,729       0       0
Exxon Mobil Corp       com   30231g102        2,332   33,353 SH          sole                  33,353       0       0
General Electric Co.   com   369604103          125   10,667 SH          sole                  10,667       0       0
Health Discovery Corp  com   42218r100            1   38,910 SH          sole                  38,910       0       0
Hershey Foods Corp     com   427866108        9,414  261,499 SH          sole                 261,499       0       0
Home Depot Inc         com   437076102        9,472  400,845 SH          sole                 400,845       0       0
Intel Corp             com   458140100       13,226  799,161 SH          sole                 799,161       0       0
Johnson & Johnson      com   478160104       11,965  210,646 SH          sole                 210,646       0       0
Legg Mason Inc         com   524901105       15,021  616,094 SH          sole                 616,094       0       0
Masco Corp             com   574599106        2,573  268,618 SH          sole                 268,618       0       0
McGraw-Hill Co.        com   580645109       13,180  437,723 SH          sole                 437,723       0       0
Microsoft Corp         com   594918104       13,598  572,086 SH          sole                 572,086       0       0
Moody's Corp           com   615369105       12,681  481,252 SH          sole                 481,252       0       0
Pepsico Inc            com   713448108          249    4,530 SH          sole                   4,530       0       0
Pfizer, Inc.           com   717081103       10,773  718,182 SH          sole                 718,182       0       0
Philip Morris          com   718172109        4,262   97,714 SH          sole                  97,714       0       0
Power 3 Medical        com   73936a103            1   60,000 SH          sole                  60,000       0       0
Sara Lee Corp          com   803111103          156   16,000 SH          sole                  16,000       0       0
Sysco Corp.            com   871829107        3,715  165,274 SH          sole                 165,274       0       0
Time Warner Cable-A    com   88732j207       11,730  370,387 SH          sole                 370,387       0       0
Time Warner Inc        com   887317303        2,083   82,673 SH          sole                  82,673       0       0
Unitedhealth Group In  com   91324p102       13,241  530,056 SH          sole                 530,056       0       0
Wal-Mart Stores        com   931142103       13,996  288,943 SH          sole                 288,943       0       0
Wyeth                  com   983024100        9,638  212,327                                  212,327

                                            229,18810,758,032                               10,758,032
